As filed with the Securities and Exchange Commission on August 28, 2006
                                                      Registration No. 333-44723
                                                               File No. 811-9044

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 12

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 21


                    NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
                           (Exact Name of Registrant)


                         NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)
                             One National Life Drive
                            Montpelier, Vermont 05604
                                 (802) 229-3113
                         -------------------------------
                                  Kerry A. Jung
                                 Senior Counsel
                         National Life Insurance Company
                             One National Life Drive
                            Montpelier, Vermont 05604
                (name and complete address of agent for service)
                         -------------------------------
                                    Copy to:
                              Stephen E. Roth, Esq.
                           Sutherland Asbill & Brennan
                          1275 Pennsylvania Avenue, NW
                            Washington, DC 20004-2404
                         -------------------------------

It is proposed that this filing will become effective:

|_|   immediately upon filing pursuant to paragraph (b)
|_|   on [date] pursuant to paragraph (b)
|X|   60 days after filing pursuant to paragraph (a)(1)
|_|   on [date] pursuant to paragraph (a)(1) of Rule 485
|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in a Variable Universal Life Account under individual flexible premium variable universal life policies

                         -------------------------------

The prospectus and statement of additional information filed as Post-Effective Amendment 11 on May 1, 2006 are incorporated by reference into this Post-Effective Amendment.

                            Sentinel Estate Provider
                      Supplement dated October __, 2006 to
                        the Prospectus dated May 1, 2006

The "Risk of Lapse" paragraph on page 2 is deleted and replaced with the following:

      RISK OF LAPSE. If on any Monthly Policy Date the Cash Surrender Value of a Policy is insufficient to cover the Monthly Deductions and other charges under the Policy, we will notify you of this, and the Policy will enter a 61-day Grace Period. If the Grace Period expires without a sufficient payment, the Policy will lapse, and will have no further value. This could happen: (1) if the investment returns on your chosen investment portfolios are lower than anticipated; (2) if you do not pay premiums at the levels you planned; or (3) if you take Policy loans. Your Policy generally will not lapse: (1) during the first 5 Policy Years as long as you pay the Cumulative Guarantee Premium; (2) if you purchase the Guaranteed Death Benefit Rider, subject to certain conditions, or (3) if you elect the Overloan Protection Rider, subject to certain conditions.

The following is added under "Tax Risks" on page 3:

      The tax treatment of the Overloan Protection Rider that may be purchased with this Policy is uncertain. In particular, it is not clear whether the Overloan Protection Rider will be effective to prevent taxation of the outstanding loan balance as a distribution when the Overloan Protection Rider causes the Policy to convert to a fixed Policy. Anyone contemplating the purchase of the Policy with the Overloan Protection Rider should consult a tax adviser.

The following row is added to the "Periodic Charges Other Than Portfolio Operating Expenses" table beginning on page 5:

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

CHARGE                       WHEN CHARGE IS    AMOUNT DEDUCTED -      AMOUNT DEDUCTED - CURRENT
                             DEDUCTED          GUARANTEED CHARGE      CHARGE
OVERLOAN PROTECTION RIDER    At the time of    0%-5% of Accumulated   0%-5% of Accumulated Value
                             exercise          Value

The fourth paragraph under "Premiums" on page 20 is deleted and replaced with the following:

      You are not required to pay the Planned Periodic Premiums in accordance with the specified schedule. You may pay premiums whenever you like, and in any amount (subject to the $100 minimum and the limitations described in the next section). Payment of the Planned Periodic Premiums will not, however, guarantee that the Policy will remain in force. Instead, the Policy's Cash Surrender Value determines whether or not the Policy stays in force. Thus, even if Planned Periodic Premiums are paid, the Policy will lapse whenever the Cash Surrender Value is insufficient to pay the Monthly Deductions and any other charges under the Policy, if a Grace Period expires without an adequate payment by you (unless the Policy is in its first five years, you have purchased the Guaranteed Death Benefit Rider and have paid the required premiums, or you have elected, met the conditions to exercise and exercised the Overloan Protection Rider).

The following sentence is added to the "Portfolio Rebalancing" paragraph on page 26:

      If you submit a premium allocation change, Portfolio Rebalancing will terminate unless you request it to continue.

The following under "Lapse and Reinstatement" on page 35:

      You could also elect the Overloan Protection Rider, which will, subject to certain conditions, prevent the lapse of the Policy if properly exercised. (See "Optional Benefits," below).

The following is added to the list in the first paragraph under "Optional Benefits" on page 41 and the sentence below the list is deleted and replaced with the following:

      o     Overloan Protection Rider

      We describe certain of the Riders below. More information about the other Riders is available from your agent and in the Statement of Additional Information.

The following is added as new section under "Optional Benefits", which begins on page 41:

      Overloan Protection Rider

      If you elect the Overloan Protection Rider, we will guarantee that the Policy will not lapse if you meet the conditions to exercise and exercise the Rider before the Policy lapses. There is no charge for electing the Rider, but you will be charged if the Rider is exercised.

      AVAILABILITY. This Rider is available at any time at or after issue, but only with respect to Policies issued after the date this Rider is first offered. This Rider is available regardless of the other Riders elected. Once elected, the Rider may be cancelled on the Monthly Policy Date following receipt of a written request to terminate the Rider by National Life's Home Office.

      MECHANICS OF THE RIDER. As described in your Rider, the Rider may be exercised if all the following conditions are met:

      1. The younger of the Insureds at issue has or would now have an Attained Age greater than or equal to 75; and

      2. the Policy to which the Rider is attached has been in force for at least fifteen years from the Policy date of issue; and

      3. outstanding debt on the Policy must exceed the total Face Amount of the Policy; and

      4. the outstanding debt divided by the excess of the Accumulated Value over the Surrender Charge exceeds 0.95.

      We will send you a notification when these conditions have been met. The Rider must be exercised within sixty days of the date we mail notification. If it is not, the Rider will terminate.

      OTHER EFFECTS OF EXERCISE. All values from the Variable Account will be transferred to the Fixed Account. No further transfers from the Fixed Account to the Variable Account may be made. No additional premiums may be paid into the policy. Withdrawals will no longer be allowed. Monthly Deductions will cease. Any additional benefit Riders whose monthly cost was included in the Monthly Deductions will terminate. The policy Death Benefit Options will be switched to Option A if Option B is in effect. No adjustments will be made to the policy Face Amount. No further change in Death Benefit Option will be permitted.

      OTHER POSSIBLE PRODUCTS. Features similar to the Overloan Protection Rider are available in other products that do not offer subaccount options, including National Life's Ultra policy. If you do not plan on funding the contract above the amount required to be allocated to the General Account, thereby making use of the subaccounts offered in VariTrak, then Ultra or another non-variable universal life policy may be more cost effective for you.

      Additional information relating to the Overloan Protection Rider is provided in the Statement of Additional Information.

      TERMINATION. This rider will terminate on the earliest of:

      o the date that your Policy terminates or matures (depending on the state of issue);
      o 60 days following our mailing of notification that the conditions for exercising this Rider have been met; or
      o the Monthly Policy Date following the receipt of your request to terminate this Rider.

      If the Overloan Protection Rider is in force at the time your Policy lapses, you may reinstate the rider when you reinstate your Policy.

      TAX MATTERS. With the Overloan Protection Rider, this Policy may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the Policy without allowing the Policy to lapse. ANYONE CONTEMPLATING THE PURCHASE OF THE POLICY WITH THE INTENTION OF PURSUING THIS STRATEGY OR OTHERWISE EXERCISING THE "OVERLOAN PROTECTION" PROVIDED UNDER THE RIDER SHOULD BE AWARE THAT, AMONG OTHER RISKS, IT HAS NOT BEEN RULED ON BY THE IRS OR THE COURTS AND IT MAY BE SUBJECT TO CHALLENGE BY THE IRS, SINCE IT IS POSSIBLE THAT THE LOANS WILL BE TREATED AS TAXABLE DISTRIBUTIONS WHEN THE RIDER CAUSES THE POLICY TO CONVERT INTO A FIXED POLICY.

      THIS RIDER IS NOT AVAILABLE IN [          ].

The following is added under "Tax Treatment of Policy Benefits-Policy Loans" on page 45:

      OVERLOAN PROTECTION RIDER. Anyone contemplating the purchase of the Policy with the Overloan Protection Rider should be aware that the tax consequences of the Overloan Protection Rider have not been ruled on by the IRS or the courts and it is possible that the IRS could assert that the outstanding loan balance should be treated as a taxable distribution when the Overloan Protection Rider causes the Policy to be converted into a fixed Policy. You should consult a tax adviser as to the tax risks associated with the Overloan Protection Rider.

                            Sentinel Estate Provider
                       Supplement dated October ___, 2006
          to the Statement of Additional Information dated May 1, 2006

The following is added under "Distribution of the Policies" beginning on page 1:

      To promote sales of the Policies and consistent with NASD Conduct Rules, National Life and/or ESI may contribute amounts to various non-cash and cash incentives paid to registered representatives in addition to sales commissions, including (1) sponsoring educational programs, (2) sponsoring sales contests and/or promotions in which participants receive prizes such as travel, merchandise, hardware and/or software; (3) paying for occasional meals, lodging and/or entertainment; and/or (4) making cash payments in lieu of business expense reimbursements the amounts of which may be based on the sales of the Policies.

The following is added as a new section under "Optional Benefits", which begins on page 7:

      Overloan Protection Rider

      The Overloan Protection Rider is summarized in the prospectus. Additional information with respect to this rider is provided below.

      CALCULATION OF COST OF THE RIDER. There is a one-time Exercise Charge for this rider. The Exercise Charge will be equal to the product of the Exercise Charge Percentage shown on the Overloan Protection Rider Data Page for the Attained Age of the younger of the Insureds at the time of exercise multiplied by the Accumulated Value of the Policy. The Exercise Charge will be deducted from the Fixed Account.

      EFFECT OF INCREASES OR DECREASES. If you increase the Face Amount of a Policy with the Overloan Protection Rider, the Rider's protection will extend to the increase. If you decrease the Face Amount, the Rider's protection will apply to the reduced amount.

      THIS RIDER IS NOT AVAILABLE IN [          ].

                            PART C: OTHER INFORMATION

ITEM 26. EXHIBITS

      (a) Resolutions of the Board of Directors of National Life Insurance Company ("Depositor") authorizing establishment of National Variable Life Insurance Account ("Registrant") (1)
      (b)   Not applicable
      (c)   (1)   Form of Distribution Agreement between National Life Insurance
                  Company and Equity Services, Inc (9)
            (2)   Form of Selling Agreement (9)
      (d)   Contracts:
            (1)   Specimen Sentinel Estate Provider Policy Form (3)
            (2)   Rider for Guaranteed Death Benefit (3)
            (3)   Rider for Additional Protection Benefit (3)
            (4)   Rider for Policy Split Option (3)
            (5)   Rider for Estate Preservation (3)
            (6)   Rider for Annually Renewable Term (3)
            (7)   Rider for Continuing Coverage (3)
            (8)   Rider for Enhanced Death Benefit (3)
            (9)   Rider for Automatic Increase (3)
            (10)  Endorsement to the Payment Options (9)
            (11)  Overloan Protection Rider (11)
      (e)   Application (9)
      (f)   Corporate documents:
            (1)   National Life Insurance Company's Charter documents (9)
            (2)   National Life Insurance Company's By-laws (9)
      (g)   Reinsurance agreements
            (1)   Automatic Modified-Coinsurance (Mod-Co) Reinsurance and
                  Service Agreement, between National Life Insurance Company and
                  xxx, effective as of September 1, 1998. (7)
            (2)   Automatic and Facultative YRT Reinsurance Agreement - National
                  Life Insurance Company and xxx, effective January 1, 2002 (6)
            (3)   Automatic Modified -Coinsurance (Mod-Co) Reinsurance and
                  Service Agreement - National Life Insurance Company and xxx,
                  effective December 31, 1998 (6)
            (4)   Automatic and Facultative Yearly Renewable Term Reinsurance
                  Agreement - National Life Insurance Company and xxx, effective
                  January 1, 2002 (6)
            (5)   Automatic Yearly Renewable Term Reinsurance Agreement -
                  National Life Insurance Company and xxx, effective May 1, 1999
                  (6)
            (6)   Reinsurance Agreement - National Life Insurance Company and
                  xxx, effective April 1, 1993 (6)
            (7)   Reinsurance Agreement - National Life Insurance Company and
                  xxx, effective October 1, 1994 (6)
            (8)   Automatic YRT Reinsurance Agreement - National Life Insurance
                  Company and xxx, effective October 1, 2005 (10)
            (9)   Automatic/Facultative YRT Reinsurance Agreement - National
                  Life Insurance Company and xxx, effective November 1, 2005
                  (10)
      (h)   Participation Agreements:
            (1)   Form of Shareholder Service Agreement - between National Life
                  Insurance Company and American Century Investment Management,
                  Inc. (3)
                  (a)   Form of Amendment to Shareholder Services Agreement (7)
            (2)   Form of Participation Agreement - National Life Insurance
                  Company and Neuberger & Berman Advisers Managers Trust (3) (a)
                  Form of Amendment to Participation Agreement (7)
            (3)   Form of Participation Agreement - National Life Insurance
                  Company and J.P. Morgan Series Trust II (3)
            (4)   Participation Agreement between National Life Insurance
                  Company and The Dreyfus Socially Responsible Growth Fund, Inc.
                  (4)
                  (a)   Form of Amendment to Participation Agreement (7)
            (5)   Form of Participation Agreement - Alger American Fund,
                  National Life insurance Company and Fred Alger and Company (2)
            (6)   Participation Agreement between Sentinel Variable Products
                  Trust, National Life Insurance Company and Equity Services,
                  Inc. (5)

            (7)   Form of Amended and Restated Participation Agreement among
                  Variable Insurance Products Funds, Fidelity Distributors
                  Corporation and National Life Insurance Company (7)
            (8)   Form of Participation Agreement - National Life Insurance
                  Company, Franklin Templeton Variable Insurance Products Trust
                  and Franklin Templeton Distributors, Inc. (7)
            (9)   Form of Participation Agreement - National Life Insurance
                  Company, Scudder Variable Series II, Scudder Distributors,
                  Inc. and Deutsche Investment Management Americas, Inc. (7)
            (10)  Form of Participation Agreement among T. Rowe Price Equity
                  Services, Inc., T. Rowe Price Investment Services, Inc. and
                  National Life Insurance Company (7)
            (11)  Form of Participation Agreement - AIM Variable Insurance
                  Funds, A I M Distributors, Inc., National Life Insurance
                  Company and Equity Services, Inc. (8)
            (12)  Form of Participation Agreement - Wells Fargo Variable Trust,
                  Wells Fargo Funds Distributor, LLC and National Life Insurance
                  Company (9)
      (i)   Not applicable
      (j)   Not applicable
      (k)   Opinion and Consent of Counsel (10)
      (l)   Actuarial Opinion and Consent (10)
      (m)   Calculation (10)
      (n)   (1)   Consent of independent registered public accounting firm
            (2)   Consent of independent counsel
      (o)   Not applicable
      (p)   Not applicable
      (q) Redeemability exemption: Memorandum describing issuance, transfer and redemption procedures (10)
      (r)   Powers of Attorney (9)

(1) Incorporated herein by reference to the Pre-Effective Amendment No. 2 to the Form S-6 Registration Statement (File No. 333-67003) for National Variable Life Insurance Account (Sentinel Benefit Provider - File No. 333-67003) filed on February 11, 1999.
(2) Incorporated herein by reference to Post Effective Amendment No. 1 to S-6 Registration Statement File No. 33-91938 for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed March 12, 1996
(3) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 333-44723) for National Variable Life Insurance Account (Sent. Estate. Provider - File No. 333-44723), filed April 16, 1998
(4) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement (File # 333-44723) for National Variable Life Insurance Account (Sentinel Estate Provider- File No. 333-44723) filed May 1, 2001.
(5) Incorporated herein by reference to Post Effective Amendment No. 12 to the Form N-6 Registration Statement (File No. 33-91938) for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed February 28, 2003
(6) Incorporated herein by reference to Post-Effective Amendment No. 14 to the Form N-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed March 1, 2004
(7) Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed May 1, 2004
(8) Incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed May 2, 2005
(9) Incorporated herein by reference to Post-Effective Amendment No. 18 to the Form N-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed May 1, 2006
(10) Incorporated herein by reference to Post Effective Amendment No. 11 to Form N-6 Registration Statement for National Variable Life Insurance Account (Sentinel Estate Provider - File No. 333-44723 ) filed May 1, 2006
(11) Incorporated herein by reference to Post Effective Amendment No. 19 to the Form N-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed August 28, 2006

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL BUSINESS ADDRESS*      POSITIONS AND OFFICES WITH DEPOSITOR

Thomas H. MacLeay                         Chairman of the Board, President,
                                          CEO and Director

David R. Coates                           Director
Coates Advisory Services
Watertower Hill
356 Mountainview Dr., Suite 400
Colchester, VT  05446

Bruce Lisman                              Director
Bear Stearns Companies
383 Madison Avenue, 5th Floor
New York, NY  10179

V. Louise McCarren                        Director
5736 East Immigration Canyon
Salt Lake City, UT  84108

Roger B. Porter                           Director
Center for Business & Government
Kennedy School of Government
Harvard University
79 John F. Kennedy St.
Cambridge, MA  02138

E. Miles Prentice                         Director
Eaton & Van Winkle
3 Park Ave., 16th Floor
New York, NY  10016

A. Gary Shilling                          Director
A. Gary Shilling & Co., Inc.
500 Morris Avenue
Springfield, NJ  07081-1020

Patricia K. Woolf                         Director
506 Quaker Road
Princeton, NJ  08540

Mehran Assadi                             Executive Vice President
Edward J. Bonach                          Executive Vice President & Chief
                                          Financial Officer
Michele S. Gatto                          Executive Vice President - Corporate
                                          Services & General Counsel
Christian W. Thwaites                     Executive Vice President
Thomas H. Brownell                        Senior Vice President & Chief
                                          Investment Officer
Joel Conrad                               Senior Vice President & Chief
                                          Information Officer
Don W. Cummings                           Senior Vice President - Finance
William E. Decker                         Senior Vice President - Human
                                          Resources
Gregory H. Doremus                        Senior Vice President - New Business &
                                          Customer Service
Kenneth R. Ehinger                        Senior Vice President - NL Financial
                                          Alliance
Charles C. Kittredge                      Senior Vice President - Marketing
                                          Development & Operations
Wade H. Mayo                              Senior Vice President
Ruth B. Smith                             Senior Vice President - Life Event
                                          Distribution.
James K. McQueston                        Secretary
Robert E. Cotton                          Vice President & Treasurer
Kathy M. Trussell                         Assistant Secretary

* Unless otherwise indicated, the principal business address is One National Life Drive, Montpelier, VT 05604.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

      A list of all persons directly or indirectly controlled by or under common control with National Life Insurance Company ("National Life") is set forth below. All of the stock of National Life is owned by NLV Financial Corporation, a Delaware corporation. All of the stock of NLV Financial Corporation is owned by National Life Holding Company, a mutual insurance holding company organized under Vermont law.

      National Life owns 100% of LSW National Holdings, Inc., a Vermont corporation; LSW National Holdings Inc. owns 100% of Life Insurance Company of the Southwest, a Texas corporation.

      National Life Holding Company owns 100% of NLV Financial Corporation, a Delaware corporation.

      NLV Financial Corporation is majority owner of American Guaranty & Trust Company, a Delaware corporation, and owns 100% of National Life Insurance Company, a Vermont corporation; National Retirement Plan Advisors, a Vermont corporation, NL Group Statutory Trust I, a Connecticut trust; Equity Services, Inc., a Vermont corporation, and Sentinel Asset Management, Inc. ("SAMI"), a Vermont corporation.

      SAMI owns 100% of Sentinel Administrative Services, Inc., a Vermont corporation, and Sentinel Financial Services, Inc., a Delaware corporation.

      SAMI and Sentinel Financial Services, Inc. are partners of Sentinel Financial Services Company, a Vermont general partnership.

      Equity Services, Inc. owns 100% of Equity Services of Colorado, LLC, a Colorado LLC, and Equity Services of Nevada, Inc., a Nevada corporation.

ITEM 29. INDEMNIFICATION

      The By-Laws of Depositor provide, in part in Article VI, as follows:

      7.1 Indemnification.

      (a) The Corporation shall indemnify and hold harmless any officer, director, employee or agent of the Corporation to the fullest extent permitted under Title 11A, Chapter 8, Subchapter 5 of the Vermont Statutes Annotated, as the same may be amended from time to time. Any repeal or modification of this
Section 7.1 or of Title 11A, Chapter 8, Subchapter 5 of the Vermont Statutes Annotated shall not adversely affect any right of indemnification of any officer, director or employee of the Corporation existing at any time prior to such repeal or modification. Provided, however, that the Corporation shall not be required to indemnify a person in connection with a proceeding initiated by such person, including a counterclaim or crossclaim, unless the proceeding was authorized by the Board of Directors.

      (b) The Corporation may pay or reimburse the reasonable expenses incurred in defending any proceeding in advance of its final disposition if the Corporation has received in advance an undertaking by the person receiving such payment or reimbursement to repay all amounts advanced if it should be ultimately determined that he or she is not entitled to be indemnified under this article or otherwise. The Corporation may require security for any such undertaking.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. PRINCIPAL UNDERWRITER

      (a) Equity Services, Inc. (ESI) is also the principal underwriter for National Variable Annuity Account II and Sentinel Variable Products Trust.

      (b) The following information is furnished with respect to the officers and directors of ESI:

NAME AND PRINCIPAL BUSINESS ADDRESS*     POSITIONS AND OFFICES WITH ESI          POSITIONS AND OFFICES WITH DEPOSITOR
------------------------------------     ------------------------------          ------------------------------------
Kenneth R. Ehinger                       Chief Executive Officer & Director      Senior Vice President - NL Financial Alliance

Christopher Maryanopolis                 President                               None

Stephen A. Englese                       Senior Vice President                   None

Gregory D. Teese                         Vice President - Compliance & Chief     None
                                         Compliance Officer

Isabelle Keiser                          Vice President                          None

Donald Messier                           Vice President - Finance                Vice President - Finance & Strategy - NL Financial
                                                                                 Alliance

Mark Viviano                             Vice President                          None

James Canavan                            Assistant Vice President                None

Kerry A. Jung                            Counsel                                 Senior Counsel

Robert E. Cotton                         Treasurer                               Vice President & Treasurer

James K. McQueston                       Secretary                               Assistant General Counsel & Secretary

Kathy M. Trussell                        Assistant Secretary                     Assistant Secretary

Thomas H. MacLeay                        Chairman                                Chairman, President & & Chief Executive Officer

Edward J. Bonach                         Director                                Executive Vice President & Chief Financial Officer

Principal business address is One National Life Drive, Montpelier, Vermont
05604.

      (c) Commission and other compensation received, directly or indirectly from the Registrant during Registrant's last fiscal year by each principal underwriter:

NAME OF                  NET UNDERWRITING    COMPENSATION ON    BROKERAGE      OTHER COMPENSATION
PRINCIPAL                DISCOUNTS AND       REDEMPTION         COMMISSIONS
UNDERWRITER              COMMISSIONS
Equity Services, Inc.       $6,881,923             -0-           $6,881,923            -0-

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS.

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by National Life Insurance Company at One National Life Drive, Montpelier, Vermont 05604 or the National Life Insurance Company Records Center, One National Life Drive, R-100, Montpelier, Vermont 05604.

ITEM 32. MANAGEMENT SERVICES

All management contracts are discussed in Part A or Part B.

ITEM 33. FEE REPRESENTATION

National Life Insurance Company ("the Company") hereby represents that the fees and charges deducted under the variable life insurance policies described in the prospectus contained in this registration statement, in the aggregate are reasonable in relationship to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, National Variable Life Insurance Account, has duly caused this Post-Effective Amendment No. 12 to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Montpelier and the State of Vermont, on the 28th day August, 2006.

                                          NATIONAL VARIABLE LIFE
                                          INSURANCE ACCOUNT (Registrant)

                                          By: NATIONAL LIFE INSURANCE COMPANY


Attest: /s/ KMT                           By: /s/ THM
        -----------------------------         -----------------------------
        Kathy M. Trussell                     Thomas H. MacLeay
        Assistant Secretary                   Chairman of the Board, President
                                              and Chief Executive Officer

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, National Life Insurance Company has duly caused this Post-Effective Amendment No. 12 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal affixed and attested, in the City of Montpelier and the State of Vermont, on the 28th day of August, 2006.

                                          NATIONAL LIFE INSURANCE COMPANY
(SEAL)                                    (Depositor)

Attest: /s/ KMT                           By: /s/ THM
        -----------------------------         -----------------------------
        Kathy M. Trussell                     Thomas H. MacLeay
        Assistant Secretary                   Chairman of the Board, President
                                              and Chief Executive Officer


                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12 to the Registration Statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.

Signature                        Title                           Date
---------                        -----                           ----


/s/ THM                          Chairman, President, Chief      August 28, 2006
--------------------------       Executive Officer
Thomas H. MacLeay


/s/ EJB                          Executive Vice President &      August 28, 2006
--------------------------       Chief Financial Officer
Edward J. Bonach


--------------------------
Bruce Lisman*                    Director                        August 28, 2006


--------------------------
E. Miles Prentice, III*          Director                        August 28, 2006


--------------------------
A. Gary Shilling*                Director                        August 28, 2006


--------------------------
Patricia K. Woolf*               Director                        August 28,2006

* Kerry A. Jung signs this document pursuant to the power of attorney filed with Post-Effective Amendment No. 11 to this Registration Statement.

/s/ KAJ
--------------------------
Kerry A. Jung

                                  EXHIBIT INDEX

(n)   (1)   Consent of independent registered public accounting firm
      (2)   Consent of independent counsel